Contract Liabilities - Schedule of Contract Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Contract Liabilities [Abstract]
Balance at beginning of year	$ 63,489	$ 7,937
Advance billings to customers during the year	57,274	75,340
Recognized to revenue during the year	(8,782)	(19,788)
Balance at end of year	$ 111,981	$ 63,489